Derivatives - Derivatives Designated as Accounting Hedges - Cash Flow Hedges (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
In Text Details [Abstract]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 1,500,000,000
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months, Net of Tax	(1,000,000,000)
Net Investment Hedge Related to Foreign Exchange Risk Excluded From Accumulated Other Comprehensive Income	82,000,000		192,000,000		(387,000,000)
Table Details [Abstract]
Loss on discontinuance of certain cash flow hedges	(38,000,000)		0		(44,000,000)
Cash Flow Hedging [Member]
Cash Flow Hedges And Net Investment Hedges [Abstract]
Gain (losses) Recognized in Accumulated OCI on Derivatives	(2,490,000,000)		(1,755,000,000)		242,000,000
Gains (losses) in Income Reclassified from Accumulated OCI	(1,617,000,000)		(644,000,000)		(1,223,000,000)
Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing	(11,000,000)	[1]	(19,000,000)	[1]	69,000,000	[1]
Interest Rate Risk on Variable Rate Portfolios [Member] | Cash Flow Hedging [Member]
Cash Flow Hedges And Net Investment Hedges [Abstract]
Gain (losses) Recognized in Accumulated OCI on Derivatives	(2,079,000,000)	[2]	(1,876,000,000)		502,000,000
Gains (losses) in Income Reclassified from Accumulated OCI	(1,392,000,000)	[2]	(410,000,000)		(1,293,000,000)
Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing	(8,000,000)	[1],[2]	(30,000,000)	[1]	71,000,000	[1]
Commodity Contract [Member] | Cash Flow Hedging [Member]
Cash Flow Hedges And Net Investment Hedges [Abstract]
Gain (losses) Recognized in Accumulated OCI on Derivatives	(3,000,000)		32,000,000		72,000,000
Gains (losses) in Income Reclassified from Accumulated OCI	6,000,000		25,000,000		70,000,000
Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing	(3,000,000)	[1]	11,000,000	[1]	(2,000,000)	[1]
Price risk on restricted stock awards [Member] | Cash Flow Hedging [Member]
Cash Flow Hedges And Net Investment Hedges [Abstract]
Gain (losses) Recognized in Accumulated OCI on Derivatives	(408,000,000)		(97,000,000)		(332,000,000)
Gains (losses) in Income Reclassified from Accumulated OCI	(231,000,000)		(33,000,000)
Price Risk On Equity Investments Included In Available For Sale Securities [Member] | Cash Flow Hedging [Member]
Cash Flow Hedges And Net Investment Hedges [Abstract]
Gain (losses) Recognized in Accumulated OCI on Derivatives			186,000,000
Gains (losses) in Income Reclassified from Accumulated OCI			(226,000,000)
Foreign Exchange Risk [Member] | Net Investment Hedging [Member]
Cash Flow Hedges And Net Investment Hedges [Abstract]
Gain (losses) Recognized in Accumulated OCI on Derivatives	1,055,000,000		(482,000,000)		(2,997,000,000)
Gains (losses) in Income Reclassified from Accumulated OCI	384,000,000
Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing	$ (572,000,000)	[1]	$ (315,000,000)	[1]	$ (142,000,000)	[1]

[1]	Amounts related to derivatives designated as cash flow hedges represent hedge ineffectiveness and amounts related to net investment hedges represent amounts excluded from effectiveness testing.
[2]	Losses reclassified from accumulated OCI to the Consolidated Statement of Income include $38 million, $0 and $44 million in 2011, 2010 and 2009 related to the discontinuance of certain cash flow hedges because it was no longer probable that the original forecasted transaction would occur.